RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Jan. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT, NET	RESEARCH AND DEVELOPMENT, NET
Our gross research and development expenses for the years ended January 31, 2025, 2024, and 2023, were $108.3 million, $107.3 million and $140.4 million, respectively. We had no reimbursements from the IIA and other government grant programs for the years ended January 31, 2025, 2024 and 2023.

We capitalize certain costs incurred to develop our commercial software products, and we then recognize those costs within cost of software revenue as the products are available for sale. Activity for our capitalized software development costs for the years ended January 31, 2025, 2024, and 2023, was as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Capitalized software development costs, net, beginning of year	$8,370	$9,706	$13,920
Software development costs capitalized during the year	2,601	2,034	3,408
Amortization of capitalized software development costs	(2,858)	(3,370)	(4,708)
Business divestiture	—	—	(2,922)
Foreign currency translation and other	—	—	8
Capitalized software development costs, net, end of year	$8,113	$8,370	$9,706
During the years ended January 31, 2025, 2024 and 2023 there were no write-offs of unamortized capitalized software development costs.